Expense Example, No Redemption - Class C	Prospectus #1 Delaware Ivy Asset Strategy Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy Balanced Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Balanced Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Balanced Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Balanced Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy Core Equity Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Core Equity Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Core Equity Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Core Equity Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Climate Solutions Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Climate Solutions Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Climate Solutions Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Climate Solutions Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Global Value Equity Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Global Value Equity Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Global Value Equity Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Global Value Equity Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Growth Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Growth Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Growth Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Growth Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy International Core Equity Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Science and Technology Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy Value Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Value Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Value Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Value Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Ivy Global Bond Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Ivy Global Bond Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Ivy Global Bond Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Ivy Global Bond Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Ivy High Income Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Ivy High Income Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Ivy High Income Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Ivy High Income Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Global Real Estate Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Global Real Estate Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Global Real Estate Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Global Real Estate Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Ivy Municipal Bond Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Ivy Municipal High Income Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Ivy Natural Resources Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Ivy International Value Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Ivy International Value Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Ivy International Value Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Ivy International Value Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Ivy Core Bond Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Ivy Core Bond Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Ivy Core Bond Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Ivy Core Bond Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Real Estate Securities Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Real Estate Securities Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Real Estate Securities Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Real Estate Securities Fund Expense Example, No Redemption, 10 Years
USD ($)	222	685	1,175	2,524	183	604	1,051	2,292	178	601	1,051	2,297	183	668	1,181	2,588	202	662	1,148	2,489	195	676	1,183	2,578	195	725	1,283	2,802	182	649	1,142	2,502	167	572	1,002	2,201	182	620	1,084	2,368	186	615	1,071	2,333	218	673	1,154	2,483	192	654	1,143	2,491	192	675	1,185	2,585	186	607	1,054	2,294	174	612	1,076	2,362	175	561	972	2,119	207	882	1,581	3,441	155	545	961	2,123	252	776	1,326	2,826	158	569	1,007	2,223	161	560	984	2,167	214	731	1,275	2,761	182	715	1,275	2,801	147	578	1,035	2,302	198	780	1,388	3,031